SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated financial statements with intercompany balances and transactions eliminated between the VIE and its subsidiary

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Total assets	254,602	296,738
Total liabilities	176,204	179,039

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)
Total operating revenue	86,930	144,398
Net income	22,456	37,236

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)
Net cash (used in)/generated from operating activities	(3,204)	26,055
Net cash generated from financing activities	—	7,388
Net (decrease)/increase in cash and cash equivalents	(3,204)	33,443
Cash and cash equivalents at beginning of the period	3,738	2,751
Cash and cash equivalents at end of the period	534	36,194

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Total assets	254,602	293,717
Total liabilities	176,204	168,791

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Total operating revenue	134,812	201,216
Net income	24,520	48,110

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Net cash generated from operating activities	3,328	25,847
Net cash used in investing activities	(3,187)	—
Net cash generated from financing activities	—	8,107
Net increase in cash and cash equivalents	141	33,954
Cash and cash equivalents at beginning of the period	3,738	2,751
Cash and cash equivalents at end of the period	3,879	36,705

Schedule of property and equipment at the end of the estimated useful lives

Category	Estimated useful lives	Residual rate
Computers equipment	3 - 5 years	5%
Furniture and fixtures	3 - 5 years	5%
Office equipment	3 - 5 years	5%
Office building	30 years	5%
Vehicle	5 years	5%

Category	Estimated useful lives	Residual rate
Computers equipment	3 - 5 years	5%
Furniture and fixtures	3 - 5 years	5%
Office equipment	3 - 5 years	5%
Office building	30 years	5%
Vehicle	5 years	5%

Summary of estimated useful lives

Category	Estimated useful lives
Computer software	5 years
Licenses (1)	10 years

(1)	The income approach was used to measure the fair value of the licenses, and the period of expected cash flows used to measure the fair value of the licenses is considered by the Group in determining the useful lives of the related licenses. Based on historical performance, market prospects and other macroeconomic conditions, the Group estimates that the useful lives of the related licenses are 10 years.

Category	Estimated useful lives
Computer software	5 years
Licenses(1)	10 years

(1)	The income approach was used to measure the fair value of the licenses, and the period of expected cash flows used to measure the fair value of the licenses is considered by the Group in determining the useful lives of the related licenses. Based on historical performance, market prospects and other macroeconomic conditions, the Group estimates that the useful lives of the related licenses are 10 years.

Schedule of brokerage commission income related to the customer loyalty program

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)
Brokerage commission income, gross	1,982,242	1,798,892
Less: revenue netted or deferred	(279,758)	(180,255)
Brokerage commission income, net	1,702,484	1,618,637

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Brokerage commission income, gross	2,860,846	2,631,790
Less: revenue netted or deferred	(406,627)	(243,002)
Brokerage commission income, net	2,454,219	2,388,788